Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives

Depreciation is computed on the straight-line method net of salvage value with useful lives as follows:

Computer equipment and software	5 years
Business equipment and fixtures	7 years
Property and buildings	39 years

Depreciation is computed on the straight-line method net of salvage value with useful lives as follows:

Computer equipment and software	5 years
Business equipment and fixtures	7 years
Property and buildings	39 years

Schedule of Disaggregation of Revenue

The following table presents the Company’s revenues disaggregated by type:

	For the three months ended December 31,
	2020	2019
Wholesale	$102,551	$253,246
Retail	46,235	58,660
Total	$148,786	$311,906

The following table presents the Company’s revenues disaggregated by type:

	For the Year Ended September 30,
	2020	2019
Wholesale	$606,315	$1,003,708
Retail	543,565	106,499
Total	$1,149,880	$1,110,207

Schedule of Assets and Liabilities Fair Value Measured

The following tables present the Company’s assets and liabilities that were measured and recognized at fair value as of December 31, 2020 and September 30, 2020:

December 31, 2020
	Level 1	Level 2	Level 3	Total
Marketable securities	$9,920	$-	$-	$9,920
Derivative liability	-	-	3,404,101	3,404,101
	$9,920	$-	$3,404,101	$3,414,021

September 30, 2020
	Level 1	Level 2	Level 3	Total
Marketable securities	$9,920	$-	$-	$9,920
Derivative liability	-	-	5,649,412	5,649,412
	$9,920	$-	$5,649,412	$5,659,332

The following tables present the Company’s assets and liabilities that were measured and recognized at fair value as of September 30, 2020 and 2019:

September 30, 2020
	Level 1	Level 2	Level 3	Total
Marketable securities	$9,920	$-	$-	$9,920
Derivative liability	-	-	5,649,412	5,649,412
	$9,920	$-	$5,649,412	$5,659,332

September 30, 2019
	Level 1	Level 2	Level 3	Total
Marketable securities	$9,920	$-	$-	$9,920
Derivative liability	-	-	3,012,597	3,012,597
	$9,920	$-	$3,012,597	$3,022,517

Schedule of Reconciliation of Fair Value Derivative Liability

A reconciliation of the changes in the Company’s Level 3 derivative liability at fair value is as follows:

Balance at September 30, 2020	$5,649,412
Conversions of debt to equity	(1,420,444)
Change in fair value of the liability	(824,867)
Additions to the liability	-
Balance at December 31, 2020	$3,404,101

A reconciliation of the changes in the Company’s Level 3 derivative liability at fair value is as follows:

Balance at September 30, 2018	$475,619
Conversions of debt to equity	(1,004,730)
Decrease in fair value of the liability	(1,016,430)
Additions to the liability	4,558,138
Balance at September 30, 2019	$3,012,597
Conversions of debt to equity	(656,462)
Increase in fair value of the liability	1,493,615
Additions to the liability	1,799,662
Balance at September 30, 2020	$5,649,412

Schedule of Potential Additional Dilutive Securities Outstanding

The Company had total potential additional dilutive securities outstanding at December 31, 2020 and September 30, 2020, as follows.

	December 31, 2020	September 30, 2020
Warrants	20,750,000	20,750,000
Convertible debt	76,936,697	107,595,952
Total	97,686,697	128,345,952

The Company had total potential additional dilutive securities outstanding at September 30, 2020 and 2019, as follows.

	2020	2019
Warrants	20,750,000	22,000,000
Convertible debt	107,595,952	80,229,741
Total	128,345,952	102,229,741